UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 98.7%
COMMODITIES 1.3%
Central Fund of Canada Ltd.	203,300	$2,693,725
DWS Global Commodities Stock Fund	200,537	1,578,226
		4,271,951
CONVERTIBLE 6.9%
Advent Claymore Convertible Securities and Income Fund	126,518	1,863,610
Calamos Convertible and High Income Fund	288,444	3,317,106
Calamos Convertible Opportunities & Income Fund	163,300	1,941,637
Nicholas-Applegate Convertible & Income Fund	888,200	7,674,048
Nicholas-Applegate Convertible & Income Fund II	1,102,904	8,812,203
		23,608,604
COVERED CALL 10.6%
Eaton Vance Enhanced Equity Income Fund	105,326	1,438,753
Eaton Vance Enhanced Equity Income Fund II	203,058	2,686,457
Eaton Vance Tax-Managed Buy-Write Income Fund	122,193	1,979,527
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	443,106	6,331,985
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	643,665	8,850,394
ING Global Advantage and Premium Opportunity Fund	115,300	1,738,724
NFJ Dividend Interest & Premium Strategy Fund	724,700	9,710,980
Nuveen Equity Premium Advantage Fund	286,102	3,590,580
		36,327,400
EMERGING MARKETS DEBT 3.2%
AllianceBernstein World Dollar Government Fund II	200,800	2,532,088
Morgan Stanley Emerging Markets Domestic Debt Fund	282,900	4,005,864
Templeton Emerging Markets Income Fund	99,200	1,437,408
Western Asset Emerging Markets Debt Fund	78,000	1,343,940
Western Asset Emerging Markets Income Fund II	134,400	1,651,776
		10,971,076
ENERGY/ RESOURCES 4.7%
BlackRock Global Energy and Resources Trust	173,400	3,915,372

	Number of Shares	Value
BlackRock Real Asset Equity Trust	914,800	$10,447,016
Gabelli Global Gold Natural Resources & Income Trust	121,798	1,885,433
		16,247,821
EQUITY TAX-ADVANTAGED 13.9%
Eaton Vance Tax-Advantaged Dividend Income Fund	688,986	10,190,103
Eaton Vance Tax-Advantaged Global Dividend Income Fund	594,200	7,789,962
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	210,400	3,865,048
Eaton Vance Tax-Managed Diversified Equity Income Fund	654,017	8,377,958
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	517,162	6,340,406
Gabelli Dividend & Income Trust	883,608	10,947,903
		47,511,380
GLOBAL EQUITY 1.0%
Clough Global Equity Fund	252,800	3,503,808

GLOBAL EQUITY DIVIDEND 3.8%
Alpine Total Dynamic Dividend Fund	774,100	6,943,677
Evergreen Global Dividend Opportunity Fund	586,513	5,982,433
		12,926,110
GLOBAL HYBRID (GROWTH & INCOME) 3.7%
Clough Global Opportunities Fund	763,800	9,684,984
LMP Capital and Income Fund	36,059	346,166
Nuveen Diversified Dividend and Income Fund	294,451	2,764,895
		12,796,045
GLOBAL INCOME 6.1%
AllianceBernstein Income Fund	923,600	7,656,644
First Trust Aberdeen Global Opportunity Income Fund	90,595	1,403,317
MFS Intermediate Income Trust	245,300	1,682,758
MFS Multimarket Income Trust	294,400	1,863,552
Nuveen Multi-Currency Short-Term Government Income Fund	93,800	1,573,964
Putnam Premier Income Trust	326,000	1,907,100

	Number of Shares	Value
Templeton Global Income Fund	358,100	$3,330,330
Western Asset Global High Income Fund	136,000	1,476,960
		20,894,625
GOVERNMENT 0.5%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	131,775	1,566,805

HEALTH/BIOTECH 1.1%
BlackRock Health Sciences Trust	91,500	2,141,100
H&Q Healthcare Investors(a)	91,800	1,038,258
H&Q Life Sciences Investors(a)	74,300	685,789
		3,865,147
HIGH YIELD 7.8%
BlackRock Corporate High Yield Fund	178,900	1,146,749
BlackRock Corporate High Yield Fund III	263,800	1,580,162
BlackRock Corporate High Yield Fund V	352,500	3,500,325
BlackRock Corporate High Yield Fund VI	398,600	3,942,154
Evergreen Income Advantage Fund	342,300	3,159,429
New America High Income Fund	279,200	2,395,536
Pioneer High Income Trust	373,738	5,045,463
Western Asset High Income Fund II	236,874	2,084,491
Western Asset High Income Opportunities Fund	641,700	3,734,694
		26,589,003
INVESTMENT GRADE 1.7%
Duff & Phelps Utility and Corporate Bond Trust	66,490	833,785
PIMCO Corporate Opportunity Fund	348,900	4,884,600
		5,718,385
LIMITED DURATION 5.1%
BlackRock Limited Duration Income Trust	287,106	4,119,971
Eaton Vance Limited Duration Income Fund	544,983	8,060,299
Eaton Vance Short Duration Diversified Income Fund	81,900	1,329,237
Evergreen Multi-Sector Income Fund	168,400	2,403,068

	Number of Shares	Value
Franklin Templeton Limited Duration Income Trust	125,300	$1,473,528
		17,386,103
MASTER LIMITED PARTNERSHIP 2.5%
Energy Income and Growth Fund	81,100	1,757,437
Fiduciary/Claymore MLP Opportunity Fund	51,761	848,880
Kayne Anderson Energy Total Return Fund	55,600	1,182,056
Kayne Anderson MLP Investment Company	112,500	2,379,375
MLP & Strategic Equity Fund	179,800	2,339,198
		8,506,946
NATIONAL MUNICIPAL 1.4%
Alliance National Municipal Income Fund	77,100	1,060,125
BlackRock MuniVest Fund II	56,147	798,410
Morgan Stanley Quality Municipal Investment Trust	73,300	933,842
Putnam Managed Municipal Income Trust	122,800	837,496
Van Kampen Advantage Municipal Income Trust II	34,900	420,545
Van Kampen Select Sector Municipal Trust	39,000	447,720
Van Kampen Trust for Investment Grade Municipals	31,400	439,600
		4,937,738
OTHER NON-US EQUITY 0.2%
Swiss Helvetia Fund	70,300	842,897

PREFERRED 5.0%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	204,762	2,649,620
Flaherty & Crumrine/Claymore Total Return Fund	204,900	2,645,259
John Hancock Patriot Premium Dividend Fund II	167,658	1,634,666
John Hancock Preferred Income Fund	202,631	3,444,727
John Hancock Preferred Income Fund II	204,577	3,426,665
John Hancock Preferred Income Fund III	244,505	3,481,751
		17,282,688
REAL ESTATE 4.2%
Alpine Global Premier Properties Fund	1,143,553	7,147,206
DWS RREEF Real Estate Fund(a)	175,047	554,899

	Number of Shares	Value
ING Clarion Global Real Estate Income Fund	731,713	$4,763,452
ING Clarion Real Estate Income Fund	172,800	931,392
Nuveen Real Estate Income Fund	122,525	960,596
		14,357,545
SENIOR LOAN 2.6%
BlackRock Floating Rate Income Strategies Fund II	93,800	1,163,120
Eaton Vance Floating-Rate Income Trust	167,000	2,129,250
Eaton Vance Senior Floating-Rate Trust	127,000	1,680,210
First Trust/Four Corners Senior Floating Rate Income Fund II	186,904	2,070,896
ING Prime Rate Trust	390,500	1,936,880
		8,980,356
U.S. GENERAL EQUITY 9.1%
Gabelli Equity Trust	810,675	4,053,375
General American Investors Co.	188,800	4,493,440
Liberty All-Star Equity Fund	1,404,986	5,943,091
Nasdaq Premium Income & Growth Fund	292,985	4,321,528
Royce Value Trust	509,300	5,255,976
SunAmerica Focused Alpha Growth Fund	588,900	7,108,023
		31,175,433
U.S. HYBRID (GROWTH & INCOME) 0.8%
Calamos Strategic Total Return Fund	326,300	2,802,917

UTILITY 1.5%
Evergreen Utilities and High Income Fund	185,846	2,347,235
Macquarie Global Infrastructure Total Return Fund	173,680	2,610,410
		4,957,645
TOTAL CLOSED-END FUNDS (Identified cost—$357,462,593)		338,028,428

SHORT-TERM INVESTMENT 1.6%
MONEY MARKET FUND
Fidelity Institutional Money Market Treasury Only Fund, 0.08%(b) (Identified cost—$5,427,402)	5,427,402	5,427,402

		Value
TOTAL INVESTMENTS (Identified cost—$362,889,995)	100.3%	$343,455,830

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)%	(1,014,155)

NET ASSETS (Equivalent to $12.46 per share based on 27,474,186 shares of common stock outstanding)	100.0%	$342,441,675

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

NOTES TO FINANCIAL STATEMENTS (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$338,028,428	$338,028,428	$—	—
Money Market Funds	5,427,402	—	5,427,402	—
Total Investments	$343,455,830	$338,028,428	$5,427,402	—

Note 2. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$27,869,990
Gross unrealized depreciation	(47,304,155)
Net unrealized depreciation	$(19,434,165)

Cost for federal income tax purposes	$362,889,995

Item 2. Controls and Procedures

(a)                       The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                       During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                       Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009